Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Net income (loss) per share

	Years Ended December 31
	2024			2023
	Net income	Weighted average common shares (000's)	Net income per share	Net loss	Weighted average common shares (000's)	Net loss per share
Net income (loss) - basic	$236,597	803,435	$0.29	$(233,356)	704,896	$(0.33)
Dilutive effect of share awards	—	4,276	—	—	—	—
Net income (loss) - diluted	$236,597	807,711	$0.29	$(233,356)	704,896	$(0.33)